FINANCING AND FINANCIAL INSTRUMENTS - Summary of Assets and Liabilities Based on Categories (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Current assets:
Cash and cash equivalents	$ 5,392	$ 6,400	$ 7,686	$ 9,300
Restricted cash	84	84
Trade accounts receivable and other	3,476	3,375
Inventories	18,589	16,501
Prepaid expenses and other current assets	3,027	3,022
Assets held for sale	37	0
Total current assets	30,605	29,382
Non-current assets:
Goodwill and intangible assets	5,252	4,453
Property, plant and equipment	41,041	33,311
Carrying amount of interests in associates and joint ventures	10,393	11,420
Other investments	353	299
Deferred tax assets	8,860	8,942
Other assets	1,199	1,578
Total non-current assets	67,098	60,003
Total assets	97,703	89,385
Current liabilities:
Short-term debt and current portion of long-term debt	2,739	2,748
Trade accounts payable and other	13,008	12,921
Short-term provisions	1,039	938
Accrued expenses and other liabilities	5,168	4,738
Income tax liabilities	547	480
Liabilities held for sale	19	0
Total current liabilities	22,520	21,825
Non-current liabilities:
Long-term debt, net of current portion	10,671	8,815
Deferred tax liabilities	2,294	2,338
Deferred employee benefits	2,526	2,338
Long-term provisions	1,616	1,361	1,477
Other long-term obligations	1,540	1,422
Total non-current liabilities	18,647	16,274
Equity:
Equity attributable to the equity holders of the parent	54,466	49,223
Non-controlling interests	2,070	2,063
Total equity	56,536	51,286	$ 56,068	$ 55,590
Total liabilities and equity	97,703	89,385
Non-financial liabilities
Current liabilities:
Short-term debt and current portion of long-term debt	0	0
Trade accounts payable and other	0	0
Short-term provisions	1,024	906
Accrued expenses and other liabilities	1,299	773
Income tax liabilities	547	480
Liabilities held for sale	19
Total current liabilities	2,889	2,159
Non-current liabilities:
Long-term debt, net of current portion	0	0
Deferred tax liabilities	2,294	2,338
Deferred employee benefits	2,526	2,338
Long-term provisions	1,613	1,359
Other long-term obligations	288	322
Total non-current liabilities	6,721	6,357
Equity:
Equity attributable to the equity holders of the parent	54,466	49,223
Non-controlling interests	2,070	2,063
Total equity	56,536	51,286
Total liabilities and equity	66,146	59,802
Financial liabilities | Liabilities at amortized cost
Current liabilities:
Short-term debt and current portion of long-term debt	2,739	2,748
Trade accounts payable and other	13,008	12,921
Short-term provisions	15	32
Accrued expenses and other liabilities	3,646	3,638
Income tax liabilities	0	0
Liabilities held for sale	0
Total current liabilities	19,408	19,339
Non-current liabilities:
Long-term debt, net of current portion	10,671	8,815
Deferred tax liabilities	0	0
Deferred employee benefits	0	0
Long-term provisions	3	2
Other long-term obligations	1,024	757
Total non-current liabilities	11,698	9,574
Equity:
Total liabilities and equity	31,106	28,913
Financial liabilities | Fair value recognized in profit or loss
Current liabilities:
Short-term debt and current portion of long-term debt	0	0
Trade accounts payable and other	0	0
Short-term provisions	0	0
Accrued expenses and other liabilities	0	0
Income tax liabilities	0	0
Liabilities held for sale	0
Total current liabilities	0	0
Non-current liabilities:
Long-term debt, net of current portion	0	0
Deferred tax liabilities	0	0
Deferred employee benefits	0	0
Long-term provisions	0	0
Other long-term obligations	0	0
Total non-current liabilities	0	0
Financial liabilities | Derivatives
Current liabilities:
Short-term debt and current portion of long-term debt	0	0
Trade accounts payable and other	0	0
Short-term provisions	0	0
Accrued expenses and other liabilities	223	327
Income tax liabilities	0	0
Liabilities held for sale	0
Total current liabilities	223	327
Non-current liabilities:
Long-term debt, net of current portion	0	0
Deferred tax liabilities	0	0
Deferred employee benefits	0	0
Long-term provisions	0	0
Other long-term obligations	228	343
Total non-current liabilities	228	343
Equity:
Total liabilities and equity	451	670
Non-financial assets
Current assets:
Cash and cash equivalents	0	0
Restricted cash	0	0
Trade accounts receivable and other	0	0
Inventories	18,589	16,501
Prepaid expenses and other current assets	1,319	1,292
Assets held for sale	37
Total current assets	19,945	17,793
Non-current assets:
Goodwill and intangible assets	5,252	4,453
Property, plant and equipment	40,901	33,237
Carrying amount of interests in associates and joint ventures	10,393	11,420
Other investments	0	0
Deferred tax assets	8,860	8,942
Other assets	528	445
Total non-current assets	65,934	58,497
Total assets	85,879	76,290
Financial assets | Assets at amortized cost
Current assets:
Cash and cash equivalents	5,392	6,400
Restricted cash	84	84
Trade accounts receivable and other	3,218	3,151
Inventories	0	0
Prepaid expenses and other current assets	1,515	1,425
Assets held for sale
Total current assets	10,209	11,060
Non-current assets:
Goodwill and intangible assets	0	0
Property, plant and equipment	0	0
Carrying amount of interests in associates and joint ventures	0	0
Other investments	0	0
Deferred tax assets	0	0
Other assets	430	864
Total non-current assets	430	864
Total assets	10,639	11,924
Financial assets | Fair value recognized in profit or loss
Current assets:
Cash and cash equivalents	0	0
Restricted cash	0	0
Trade accounts receivable and other	0	0
Inventories	0	0
Prepaid expenses and other current assets	0	0
Assets held for sale	0
Total current assets	0	0
Non-current assets:
Goodwill and intangible assets	0	0
Property, plant and equipment	140	74
Carrying amount of interests in associates and joint ventures	0	0
Other investments	0	0
Deferred tax assets	0	0
Other assets	136	136
Total non-current assets	276	210
Total assets	276	210
Financial assets | Fair value recognized in OCI
Current assets:
Cash and cash equivalents	0	0
Restricted cash	0	0
Trade accounts receivable and other	258	224
Inventories	0	0
Prepaid expenses and other current assets	0	0
Assets held for sale	0
Total current assets	258	224
Non-current assets:
Goodwill and intangible assets	0	0
Property, plant and equipment	0	0
Carrying amount of interests in associates and joint ventures	0	0
Other investments	353	299
Deferred tax assets	0	0
Other assets	0	0
Total non-current assets	353	299
Total assets	611	523
Financial assets | Derivatives
Current assets:
Cash and cash equivalents	0	0
Restricted cash	0	0
Trade accounts receivable and other	0	0
Inventories	0	0
Prepaid expenses and other current assets	193	305
Assets held for sale	0
Total current assets	193	305
Non-current assets:
Goodwill and intangible assets	0	0
Property, plant and equipment	0	0
Carrying amount of interests in associates and joint ventures	0	0
Other investments	0	0
Deferred tax assets	0	0
Other assets	105	133
Total non-current assets	105	133
Total assets	$ 298	$ 438